SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 93.7%
	Banks — 4.1%
	Banks — 4.1%
	ING Groep NV	5,806,357	$ 57,385,483
	Intesa Sanpaolo SpA	16,589,812	30,945,822
	Mitsubishi UFJ Financial Group, Inc.	2,354,088	12,655,305
			100,986,610
	Capital Goods — 11.1%
	Aerospace & Defense — 2.2%
	Safran SA	542,046	53,514,776
	Construction & Engineering — 2.2%
	Ferrovial SA	2,146,055	54,402,302
	Electrical Equipment — 4.9%
	ABB Ltd.	2,357,979	62,886,027
	Schneider Electric SE	399,041	47,211,959
	Siemens Energy AG	681,247	9,984,071
	Industrial Conglomerates — 1.5%
	Hitachi Ltd.	773,679	36,710,977
	Machinery — 0.3%
	Kone OYJ Class B	143,773	6,834,251
			271,544,363
	Commercial & Professional Services — 1.5%
	Professional Services — 1.5%
	Recruit Holdings Co. Ltd.	1,279,412	37,671,366
			37,671,366
	Consumer Durables & Apparel — 6.2%
	Household Durables — 2.4%
	Sony Group Corp.	708,089	57,902,767
	Textiles, Apparel & Luxury Goods — 3.8%
	adidas AG	133,102	23,539,361
	LVMH Moet Hennessy Louis Vuitton SE	113,935	69,453,923
			150,896,051
	Consumer Services — 0.9%
	Hotels, Restaurants & Leisure — 0.9%
[a]	Booking Holdings, Inc.	13,297	23,256,320
			23,256,320
	Diversified Financials — 7.4%
	Capital Markets — 7.4%
	CITIC Securities Co. Ltd. Class A	11,983,838	38,774,768
	CME Group, Inc.	377,771	77,329,724
	Hong Kong Exchanges & Clearing Ltd.	1,329,755	65,413,344
			181,517,836
	Energy — 4.8%
	Oil, Gas & Consumable Fuels — 4.8%
	TotalEnergies SE	2,215,151	116,927,281
			116,927,281
	Food & Staples Retailing — 2.3%
	Food & Staples Retailing — 2.3%
	Seven & i Holdings Co. Ltd.	1,470,503	57,083,869
			57,083,869
	Food, Beverage & Tobacco — 3.2%
	Beverages — 3.2%
	Kweichow Moutai Co. Ltd. Class A	254,138	77,635,034
			77,635,034
	Household & Personal Products — 2.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Personal Products — 2.1%
	L’Oreal SA	152,303	$ 52,558,232
			52,558,232
	Insurance — 2.7%
	Insurance — 2.7%
	Assicurazioni Generali SpA	1,879,745	29,991,405
	NN Group NV	774,351	35,169,592
			65,160,997
	Materials — 6.1%
	Chemicals — 5.1%
	Air Liquide SA	364,554	48,946,243
	Linde plc	223,551	64,178,340
	Sika AG	49,278	11,356,162
	Construction Materials — 0.5%
	CRH plc	328,689	11,299,197
	Metals & Mining — 0.5%
	Norsk Hydro ASA	2,314,783	12,963,180
			148,743,122
	Media & Entertainment — 3.1%
	Entertainment — 1.8%
	Nintendo Co. Ltd.	101,159	43,750,074
	Interactive Media & Services — 1.3%
[a]	Kanzhun Ltd. ADR	1,190,578	31,288,390
			75,038,464
	Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
	Pharmaceuticals — 5.5%
	AstraZeneca plc	516,740	67,934,996
	Roche Holding AG	199,639	66,616,041
			134,551,037
	Retailing — 4.5%
	Internet & Direct Marketing Retail — 4.5%
	JD.com, Inc. Class A	1,058,144	34,090,177
[a,b]	Meituan Class B	3,056,832	75,653,359
			109,743,536
	Semiconductors & Semiconductor Equipment — 4.8%
	Semiconductors & Semiconductor Equipment — 4.8%
	Infineon Technologies AG	1,748,443	42,307,365
[a]	Renesas Electronics Corp.	601,677	5,467,775
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	608,526	49,747,000
	Tokyo Electron Ltd.	59,218	19,334,887
			116,857,027
	Software & Services — 3.1%
	Information Technology Services — 2.3%
	Mastercard, Inc. Class A	182,664	57,626,839
	Software — 0.8%
	Constellation Software, Inc.	8,167	12,124,049
	Hundsun Technologies, Inc. Class A	1,152,215	7,494,053
			77,244,941
	Technology Hardware & Equipment — 5.3%
	Communications Equipment — 2.4%
	Telefonaktiebolaget LM Ericsson Class B	7,685,804	57,303,089
	Electronic Equipment, Instruments & Components — 2.0%
	Keyence Corp.	145,428	49,712,195
	Technology Hardware, Storage & Peripherals — 0.9%
	Samsung Electronics Co. Ltd.	506,599	22,239,790
			129,255,074
	Telecommunication Services — 2.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Diversified Telecommunication Services — 2.9%
	Orange SA	3,600,706	$ 42,337,098
	Vantage Towers AG	1,042,644	29,064,191
			71,401,289
	Transportation — 4.2%
	Marine — 1.5%
	Kuehne + Nagel International AG	157,678	37,328,055
	Road & Rail — 2.7%
	Canadian Pacific Railway Ltd.	957,580	66,877,387
			104,205,442
	Utilities — 7.9%
	Electric Utilities — 6.1%
	Electricite de France SA	3,485,131	28,509,409
	Endesa SA	2,030,396	38,299,563
	Enel SpA	7,974,555	43,623,200
	Iberdrola SA	3,798,970	39,397,269
	Multi-Utilities — 1.8%
	E.ON SE	5,377,710	45,129,653
			194,959,094
	Total Common Stock (Cost $2,265,319,987)		2,297,236,985
	Short-Term Investments — 7.7%
[c]	Thornburg Capital Management Fund	19,011,408	190,114,082
	Total Short-Term Investments (Cost $190,114,082)		190,114,082
	Total Investments — 101.4% (Cost $2,455,434,069)		$2,487,351,067
	Liabilities Net of Other Assets — (1.4)%		(34,764,689)
	Net Assets — 100.0%		$2,452,586,378

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate value of these securities in the Fund’s portfolio was $75,653,359, representing 3.08% of the Fund’s net assets.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Equity Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	June 30, 2022 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/22	Dividend Income
Thornburg Capital Management Fund	$352,027,123	$757,802,157	$(919,715,198)	$-	$-	$190,114,082	$698,988